Registration No. 333-45664

ICA No. 811- 10123

As filed with the Securities and Exchange Commission on April 9, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 27

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:

Amendment No. 28

(Check Appropriate Box or Boxes)

The North Country Funds

(Exact Name of Registrant as Specified in Charter)

c/o Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2700

(Registrant's Telephone Number, Including Area Code)

James Colantino.

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and Address of Agent For Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

(X)	immediately upon filing pursuant to paragraph (b).
( )	On [ ] pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on (date) pursuant to paragraph (a)(1).
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 under the Securities Act and Amendment No. 28 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 9th day of April, 2018.

THE NORTH COUNTRY FUNDS

By: /s/JAMES R. COLANTINO

James R. Colantino

President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ JAMES E. AMELL*	Trustee	April 9, 2018
James E. Amell

/s/ JOHN C. OLSEN*	Trustee	April 9, 2018
John C. Olsen

/s/ ALAN E. REDEKER*	Trustee	April 9, 2018
Alan E. Redeker

/s/ KEITH P. MCAFEE*	Trustee	April 9, 2018
Keith P. McAfee

/s/ JOHN E. ARSENAULT*	Trustee	April 9, 2018
John E. Arsenault

/s/ THOMAS L. HOY*	Trustee	April 9, 2018
Thomas L. Hoy

/s/ JAMES R. COLANTINO	President	April 9, 2018
James R. Colantino	Principal Executive Officer

/s/ RICHARD GLEASON	Treasurer	April 9, 2018
Richard Gleason	Principal Financial Officer

/s/ BRIAN D. McCABE		April 9, 2018
*By Brian D. McCabe,
Attorney-in-fact pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

Alan E. Redeker, whose signature appears below, does hereby constitute and appoint Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated: April 24, 2012	/s/Alan E. Redeker
Alan E. Redeker

POWER OF ATTORNEY

John C. Olsen, whose signature appears below, does hereby constitute and appoint

Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated: April 24, 2012	/s/John C. Olsen
John C. Olsen

POWER OF ATTORNEY

John E. Arsenault, whose signature appears below, does hereby constitute and appoint

Brian D. McCabe, Gregory D. Sheehan, and Alexandra Oprescu, each individually, his true and lawful attorneys-in-fact and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all post-effective amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated: April 24, 2012	/s/John E. Arsenault
John E. Arsenault

POWER OF ATTORNEY

Thomas L. Hoy, whose signature appears below, does hereby constitute and appoint Brian D. McCabe, Gregory D. Sheehan, and Maureen Meredith, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: February 6, 2015	/s/Thomas L. Hoy
Thomas L. Hoy

POWER OF ATTORNEY

James E. Amell, whose signature appears below, does hereby constitute and appoint Brian D. McCabe, Gregory D. Sheehan, and Grant Garber, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated: October 17, 2017	/s/James E. Amell
James E. Amell

POWER OF ATTORNEY

Keith P. McAfee, whose signature appears below, does hereby constitute and appoint Brian D. McCabe, Gregory D. Sheehan, and Grant Garber, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The North Country Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

Dated: October 17, 2017	/s/Keith P. Mcafee
Keith P. McAfee

THE NORTH COUNTRY FUNDS

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase